Expense Example - FidelityStockSelectorAllCapFund-KPRO - FidelityStockSelectorAllCapFund-KPRO - Fidelity Stock Selector All Cap Fund - Fidelity Stock Selector All Cap Fund - Class K	Nov. 29, 2024 USD ($)
Expense Example:
1 year	$ 37
3 years	116
5 years	202
10 years	$ 456